Schedule of third party and general and administrative expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total	€ 2,477,978	€ 2,878,373
Compensation [Member]
Related Party Transaction [Line Items]
Total	1,150,523	1,371,023
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	557,049	720,989
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	85,277
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	9,104	11,039
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	324,306	314,059
Other [Member]
Related Party Transaction [Line Items]
Total	351,719	461,263
Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,770,271	2,195,464
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	451,903	697,228
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	557,049	720,989
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	85,277
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	984	2,868
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	324,306	314,059
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	350,752	460,320
Related Parties [Member]
Related Party Transaction [Line Items]
Total	707,707	682,909
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	698,620	673,795
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	8,120	8,171
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 967	€ 943